UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-22621

Cohen & Steers Real Assets Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
COMMON STOCK	62.1%
AUSTRALIA	1.8%
ELECTRIC—REGULATED ELECTRIC	0.3%
Spark Infrastructure Group		294,032	$476,092

MATERIALS—METALS & MINING	0.3%
Rio Tinto Ltd.		8,702	495,419

REAL ESTATE	1.2%
DIVERSIFIED	0.9%
Charter Hall Group		73,672	381,297
Dexus Property Group		43,332	330,766
GPT Group		146,099	550,216

			1,262,279

INDUSTRIALS	0.3%
Goodman Group		60,426	452,514

TOTAL REAL ESTATE			1,714,793

TOTAL AUSTRALIA			2,686,304

AUSTRIA	0.1%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		4,682	167,321

BELGIUM	0.1%
REAL ESTATE—RESIDENTIAL
Aedifica SA		1,016	91,657

BRAZIL	1.0%
ENERGY—OIL & GAS	0.0%
Petroleo Brasileiro SA, ADR (USD)		5,309	64,080

MATERIALS—METALS & MINING	0.5%
Vale SA, ADR (USD)		49,284	731,375

RAILWAYS	0.3%
Rumo SA(a)		97,960	363,358

REAL ESTATE	0.2%
RETAIL	0.1%
BR Malls Participacoes SA(a)		70,183	167,179

SHOPPING CENTERS	0.1%
Iguatemi Empresa de Shopping Centers SA		24,556	188,796

TOTAL REAL ESTATE			355,975

TOTAL BRAZIL			1,514,788

		Shares	Value
CANADA	5.2%
ELECTRIC—REGULATED ELECTRIC	0.4%
Fortis, Inc.		17,325	$561,740

ENERGY—OIL & GAS	0.3%
Suncor Energy, Inc.		10,411	402,850

MATERIALS	1.4%
CHEMICALS	0.8%
Nutrien Ltd.		20,939	1,208,180

METALS & MINING	0.6%
Franco-Nevada Corp.		6,756	422,626
Goldcorp, Inc. (USD)		8,985	91,647
Lundin Mining Corp.		50,632	268,124

			782,397

TOTAL MATERIALS			1,990,577

PIPELINES—C-CORP	2.3%
Enbridge, Inc.		57,947	1,869,880
Keyera Corp.		20,001	535,931
Pembina Pipeline Corp.		30,394	1,032,782

			3,438,593

REAL ESTATE	0.8%
OFFICE	0.3%
Allied Properties REIT		14,986	500,056

RESIDENTIAL	0.5%
Boardwalk REIT		18,373	713,640

TOTAL REAL ESTATE			1,213,696

TOTAL CANADA			7,607,456

CHINA	0.5%
ELECTRIC—INTEGRATED ELECTRIC	0.1%
Huaneng Renewables Corp. Ltd, Class H (HKD)		786,000	233,942

REAL ESTATE—DIVERSIFIED	0.2%
Longfor Group Holdings Ltd. (HKD)		96,000	247,715

TOLL ROADS	0.2%
Jiangsu Expressway Co., Ltd., Class H (HKD)		194,000	248,808

TOTAL CHINA			730,465

		Shares	Value
FRANCE	3.1%
ENERGY—OIL & GAS	0.9%
Total SA		21,343	$1,383,732

RAILWAYS	0.3%
Getlink		38,401	490,440

REAL ESTATE	0.5%
DIVERSIFIED	0.3%
Fonciere des Regions		3,447	359,192

OFFICE	0.2%
Gecina SA		1,821	304,033

RETAIL	0.0%
Klepierre SA		1,441	51,079

TOTAL REAL ESTATE			714,304

TOLL ROADS	1.4%
Eiffage SA		4,394	490,575
Vinci SA		16,109	1,534,050

			2,024,625

TOTAL FRANCE			4,613,101

GERMANY	1.0%
REAL ESTATE
OFFICE	0.1%
Alstria Office REIT AG		12,518	185,745

RESIDENTIAL	0.9%
ADO Properties SA, 144A(b)		4,393	263,185
Deutsche Wohnen AG		21,858	1,048,629

			1,311,814

TOTAL GERMANY			1,497,559

HONG KONG	2.9%
CONSUMER STAPLES—FOOD	0.2%
WH Group Ltd., 144A(b)		393,900	277,247

ENERGY—OIL & GAS	0.2%
CNOOC Ltd.		179,116	354,647

PIPELINES—C-CORP	0.2%
Beijing Enterprises Holdings Ltd.		45,500	255,156

REAL ESTATE	2.1%
DIVERSIFIED	1.6%
China Resources Land Ltd.		61,944	216,810

		Shares	Value
CK Asset Holdings Ltd.		123,500	$926,840
Hang Lung Properties Ltd.		132,000	257,985
New World Development Co., Ltd.		386,611	527,443
Sun Hung Kai Properties Ltd.		2,419	35,226
Swire Properties Ltd.		103,200	390,872

			2,355,176

RETAIL	0.5%
Link REIT		74,000	728,340

TOTAL REAL ESTATE			3,083,516

WATER	0.2%
Guangdong Investment Ltd.		147,339	261,615

TOTAL HONG KONG			4,232,181

ITALY	0.9%
COMMUNICATIONS—TOWERS	0.3%
Infrastrutture Wireless Italiane S.p.A., 144A(b)		62,111	460,448

ELECTRIC—REGULATED ELECTRIC	0.3%
Terna Rete Elettrica Nazionale S.p.A.		71,713	383,090

ENERGY—OIL & GAS	0.3%
Eni S.p.A.		25,938	490,338

TOTAL ITALY			1,333,876

JAPAN	4.0%
ELECTRIC—INTEGRATED ELECTRIC	0.1%
Shikoku Electric Power Co., Inc.		6,100	79,619

GAS DISTRIBUTION	0.4%
Tokyo Gas Co., Ltd.		24,000	589,861

INDUSTRIAL—MACHINERY	0.4%
Kubota Corp.		36,234	615,806

MATERIALS—METALS & MINING	0.3%
JFE Holdings, Inc.		6,700	153,731
Nippon Steel & Sumitomo Metal Corp.		12,300	260,192

			413,923

RAILWAYS	0.1%
West Japan Railway Co.		3,500	244,002

REAL ESTATE	2.7%
DIVERSIFIED	2.4%
Activia Properties, Inc.		74	320,437
Invincible Investment Corp.		596	249,164

		Shares	Value
Mitsubishi Estate Co., Ltd.		18,200	$309,474
Mitsui Fudosan Co., Ltd.		26,697	631,827
Nomura Real Estate Holdings, Inc.		13,500	272,566
Orix JREIT, Inc.		301	469,965
Sumitomo Realty & Development Co., Ltd.		20,000	718,183
Tokyo Tatemono Co., Ltd.		48,367	590,008

			3,561,624

INDUSTRIALS	0.1%
Nippon Prologis REIT, Inc.		50	98,970

OFFICE	0.2%
Nippon Building Fund, Inc.		60	346,946

TOTAL REAL ESTATE			4,007,540

TOTAL JAPAN			5,950,751

JERSEY	0.3%
MATERIALS—METALS & MINING
Glencore PLC (GBP)		109,111	471,728

LUXEMBOURG	0.3%
MATERIALS—METALS & MINING
ArcelorMittal		15,229	473,868

MEXICO	0.3%
AIRPORTS	0.3%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares		35,030	383,245

TOLL ROADS	0.0%
OHL Mexico SAB de CV		40,810	61,213

TOTAL MEXICO			444,458

NETHERLANDS	0.1%
INDUSTRIAL—MACHINERY
CNH Industrial NV		7,699	92,518

NEW ZEALAND	0.3%
AIRPORTS
Auckland International Airport Ltd.		76,326	369,327

NORWAY	0.7%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.4%
Marine Harvest ASA		27,958	647,701

MATERIALS—CHEMICALS	0.1%
Yara International ASA		2,104	103,329

		Shares	Value
REAL ESTATE—OFFICE	0.2%
Entra ASA, 144A(b)		22,075	$317,343

TOTAL NORWAY			1,068,373

RUSSIA	0.2%
ENERGY—OIL & GAS
Gazprom PJSC OAO, ADR (USD)		23,780	118,900
Lukoil PJSC, ADR (USD)		1,592	122,106

TOTAL RUSSIA			241,006

SINGAPORE	0.2%
CONSUMER STAPLES—FOOD PRODUCTS	0.1%
Wilmar International Ltd.		71,500	168,414

REAL ESTATE—DIVERSIFIED	0.1%
CapitaLand Ltd.		70,300	173,301

TOTAL SINGAPORE			341,715

SOUTH KOREA	0.1%
MATERIALS—METALS & MINING
POSCO		422	112,039

SPAIN	1.1%
AIRPORTS	0.4%
Aena SME SA, 144A(b)		3,616	627,655

REAL ESTATE	0.7%
APARTMENT	0.1%
Aedas Homes SAU, 144A(a),(b)		2,477	78,283

DIVERSIFIED	0.3%
Merlin Properties Socimi SA		33,544	455,087

OFFICE	0.3%
Inmobiliaria Colonial Socimi SA		39,318	408,569

TOTAL REAL ESTATE			941,939

TOTAL SPAIN			1,569,594

SWEDEN	0.2%
REAL ESTATE
DIVERSIFIED	0.2%
Castellum AB		13,921	249,210

RETAIL	0.0%
Catena AB		2,928	65,562

TOTAL SWEDEN			314,772

		Shares	Value
UNITED KINGDOM	4.4%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS	0.3%
Associated British Foods PLC		12,458	$371,845

ELECTRIC—REGULATED ELECTRIC	0.3%
National Grid PLC		40,028	412,893

ENERGY	1.3%
INTEGRATED OIL & GAS	1.1%
Royal Dutch Shell PLC		47,258	1,656,319

OIL & GAS	0.2%
BP PLC		43,302	332,600

TOTAL ENERGY			1,988,919

MATERIALS—METALS & MINING	1.1%
Anglo American PLC		17,155	385,260
BHP Billiton PLC		56,267	1,225,631

			1,610,891

REAL ESTATE	1.0%
DIVERSIFIED	0.1%
LondonMetric Property PLC		85,086	197,182

HEALTH CARE	0.2%
Assura PLC		305,989	215,765

INDUSTRIALS	0.3%
Segro PLC		56,594	470,471

OFFICE	0.0%
Workspace Group PLC		4,792	61,335

RESIDENTIAL	0.1%
UNITE Group PLC		14,064	163,696

SELF STORAGE	0.3%
Big Yellow Group PLC		15,753	188,488
Safestore Holdings PLC		28,213	191,586

			380,074

TOTAL REAL ESTATE			1,488,523

WATER—WATER UTILITIES	0.4%
United Utilities Group PLC		63,737	584,847

TOTAL UNITED KINGDOM			6,457,918

		Shares	Value
UNITED STATES	33.3%
COMMUNICATIONS—TOWERS	2.9%
American Tower Corp.		12,985	$1,886,721
Crown Castle International Corp.		14,922	1,661,266
SBA Communications Corp.(a)		4,791	769,578

			4,317,565

CONSUMER—NON-CYCLICAL	2.2%
AGRICULTURE	1.1%
Archer-Daniels-Midland Co.		14,557	731,780
Bunge Ltd.		12,440	854,753

			1,586,533

BEVERAGE	0.1%
PepsiCo, Inc.		836	93,465

FOOD PRODUCTS	1.0%
Hershey Co.(The)		4,028	410,856
Ingredion, Inc.		6,336	665,026
Tyson Foods, Inc., Class A		7,809	464,870

			1,540,752

TOTAL CONSUMER—NON-CYCLICAL			3,220,750

ELECTRIC	1.7%
INTEGRATED ELECTRIC	0.5%
Evergy, Inc.		5,706	313,373
FirstEnergy Corp.		12,389	460,499

			773,872

REGULATED ELECTRIC	1.2%
Alliant Energy Corp.		7,335	312,251
Edison International		12,593	852,294
PG&E Corp.		13,566	624,172

			1,788,717

TOTAL ELECTRIC			2,562,589

ENERGY—OIL & GAS	3.9%
Chevron Corp.		11,688	1,429,209
Cimarex Energy Co.		11,257	1,046,226
Diamondback Energy, Inc.		974	131,675
EOG Resources, Inc.		4,220	538,345
Exxon Mobil Corp.		1,524	129,571

		Shares	Value
Marathon Petroleum Corp.		9,195	$735,324
Occidental Petroleum Corp.		14,659	1,204,530
Pioneer Natural Resources Co.		3,070	534,763

			5,749,643

GAS DISTRIBUTION	0.5%
Atmos Energy Corp.		5,196	487,957
Southwest Gas Holdings, Inc.		4,138	327,026

			814,983

GOLD	4.0%
iShares Gold Trust ETF(a)		489,280	5,592,470
SPDR Gold MiniShares Trust(a)		20,900	248,919

			5,841,389

INDUSTRIAL—MACHINERY	0.4%
Deere & Co.		4,316	648,824

MATERIALS	2.2%
CHEMICALS	1.2%
CF Industries Holdings		9,125	496,765
FMC Corp.		8,362	728,999
Mosaic Co. (The)		15,075	489,636

			1,715,400

METALS & MINING	1.0%
Alcoa Corp.(a)		15,337	619,615
Newmont Mining Corp.		19,594	591,739
Steel Dynamics, Inc.		5,543	250,488

			1,461,842

TOTAL MATERIALS			3,177,242

PIPELINES	3.1%
PIPELINES—C-CORP	2.8%
Antero Midstream GP LP		21,913	370,768
Cheniere Energy, Inc.(a)		15,070	1,047,214
Kinder Morgan, Inc.		72,958	1,293,546
Plains GP Holdings LP, Class A		15,468	379,430
Targa Resources Corp.		14,284	804,332
Williams Cos., Inc. (The)		10,422	283,374

			4,178,664

		Shares	Value
PIPELINES—MLP	0.3%
MPLX LP		10,556	$366,082

TOTAL PIPELINES			4,544,746

RAILWAYS	0.2%
Norfolk Southern Corp.		1,968	355,224

REAL ESTATE	11.7%
DATA CENTERS	0.9%
CyrusOne, Inc.		6,567	416,348
Digital Realty Trust, Inc.		8,376	942,132

			1,358,480

HEALTH CARE	1.3%
Sabra Health Care REIT, Inc.		22,817	527,529
Welltower, Inc.		20,225	1,300,872

			1,828,401

HOTEL	0.8%
Host Hotels & Resorts, Inc.		23,583	497,601
Pebblebrook Hotel Trust		11,634	423,129
Sunstone Hotel Investors, Inc.		17,535	286,873

			1,207,603

INDUSTRIALS	1.1%
Americold Realty Trust		10,234	256,055
Prologis, Inc.		19,216	1,302,652

			1,558,707

NET LEASE	0.7%
Agree Realty Corp.		3,931	208,814
VEREIT, Inc.		58,549	425,066
VICI Properties, Inc.		15,948	344,796

			978,676

OFFICE	1.0%
Corporate Office Properties Trust		7,900	235,657
Empire State Realty Trust, Inc., Class A		9,720	161,449
Kilroy Realty Corp.		8,248	591,299
Vornado Realty Trust		6,761	493,553

			1,481,958

		Shares	Value
RESIDENTIAL	3.2%
APARTMENT	2.1%
Apartment Investment & Management Co., Class A		10,882	$480,223
Essex Property Trust, Inc.		3,934	970,557
UDR, Inc.		40,377	1,632,442

			3,083,222

MANUFACTURED HOME	0.7%
Equity LifeStyle Properties, Inc.		4,719	455,148
Sun Communities, Inc.		5,148	522,728

			977,876

SINGLE FAMILY	0.4%
Invitation Homes, Inc.		28,799	659,785

TOTAL RESIDENTIAL			4,720,883

SELF STORAGE	0.7%
Extra Space Storage, Inc.		7,623	660,457
Life Storage, Inc.		4,308	409,949

			1,070,406

SHOPPING CENTERS	2.0%
COMMUNITY CENTER	1.0%
Brixmor Property Group, Inc.		11,676	204,447
DDR Corp.		12,760	170,857
Regency Centers Corp.		9,508	614,882
Weingarten Realty Investors		16,699	496,962

			1,487,148

FREE STANDING	0.3%
Realty Income Corp.		8,693	494,545

REGIONAL MALL	0.7%
Simon Property Group, Inc.		4,149	733,336
Taubman Centers, Inc.		4,115	246,200

			979,536

TOTAL SHOPPING CENTERS			2,961,229

TOTAL REAL ESTATE			17,166,343

WATER	0.5%
American Water Works Co., Inc.		7,902	695,139

		Shares		Value
TOTAL UNITED STATES				$49,094,437

TOTAL COMMON STOCK (Identified cost—$81,827,676)				91,477,212

PREFERRED SECURITIES—$25 PAR VALUE	0.2%
UNITED STATES	0.2%
BANKS
GMAC Capital Trust I, 8.099%, (3 Month US LIBOR + 5.785%), due 2/15/40 Series 2 (TruPS) (FRN)(c) (Identified cost—$309,540)		12,143		319,361

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	5.0%
CAYMAN ISLANDS	0.4%
INTEGRATED TELECOMMUNICATIONS SERVICES
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (USD)(b)		593	†	640,440

FRANCE	0.6%
BANKS—FOREIGN	0.3%
Credit Agricole SA, 8.375% to 10/13/19 144A (USD)(b),(d),(e)		$400,000		417,150

INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN	0.3%
CNP Assurances, 7.50% to 10/18/18 (USD)(d),(e),(f)		200,000		200,500
CNP Assurances, 6.875% to 7/18/19 (USD)(d),(e),(f)		200,000		205,143

				405,643

TOTAL FRANCE				822,793

JAPAN	1.1%
INSURANCE
LIFE/HEALTH INSURANCE—FOREIGN	0.6%
Dai-ichi Life Insurance Co. Ltd., 7.25% to 7/25/21, 144A (USD)(b),(d),(e)		850,000		920,125

PROPERTY CASUALTY—FOREIGN	0.5%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (USD)(b),(e)		600,000		652,500

TOTAL JAPAN				1,572,625

NETHERLANDS	0.6%
BANKS—FOREIGN
Cooperative Rabobank UA, 11.00% to 6/30/19, 144A (USD)(b),(d),(e)		825,000		873,881

		Principal Amount	Value
SWITZERLAND	0.4%
INSURANCE—REINSURANCE—FOREIGN
Aquarius + Investments PLC, 6.375% to 9/1/19, due 9/1/24 (USD)(e),(f),(g)		$600,000	$613,270

UNITED KINGDOM	0.2%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Friends Life Holdings PLC, 7.875% to 11/8/18 (USD)(d),(e),(f)		300,000	301,687

UNITED STATES	1.7%
BANKS	0.9%
Citigroup, Inc., 6.125% to 11/15/20, Series R(d),(e)		340,000	354,663
Goldman Sachs Group, Inc./The, 4.089%, (3 Month US LIBOR + 1.75%), due 10/28/27 Series GMTN (FRN)(c)		175,000	181,686
JPMorgan Chase & Co., 2.877%, (3 Month US LIBOR + 0.55%), due 3/9/21 (FRN)(c)		100,000	100,307
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(d),(e)		275,000	297,825
Wells Fargo & Co., 6.104%, (3 Month US LIBOR + 3.77%), Series K (FRN)(c),(d)		365,000	370,362

			1,304,843

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.2%
Caterpillar Financial Services Corp., 3.15%, due 9/7/21 Series MTN		150,000	149,806
State Street Corp., 5.25% to 9/15/20, Series F(d),(e)		178,000	181,649

			331,455

INTEGRATED TELECOMMUNICATIONS SERVICES	0.4%
AT&T, Inc., 3.00%, due 6/30/22		520,000	507,476

REAL ESTATE	0.2%
HEALTH CARE	0.1%
Senior Housing Properties Trust, 6.75%, due 12/15/21		90,000	95,852

OFFICE	0.1%
SL Green Operating Partnership LP, 3.323% to 8/16/19, (3 Month US LIBOR + 0.98%), due 8/16/21 (FRN)(c)		250,000	250,334

TOTAL REAL ESTATE			346,186

TOTAL UNITED STATES			2,489,960

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$7,370,551)			7,314,656

		Principal Amount	Value
CORPORATE BONDS	5.3%
UNITED KINGDOM	0.3%
BANKS—FOREIGN	0.2%
HSBC Holdings PLC, 3.837%, (3 Month US LIBOR + 1.50%), due 1/5/22 (FRN) (USD)(c)		$300,000	$307,998

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
Vodafone Group PLC, 3.329%, (3 Month US LIBOR + 0.99%), due 1/16/24 (FRN) (USD)(c)		100,000	100,316

TOTAL UNITED KINGDOM			408,314

UNITED STATES	5.0%
ELECTRIC—REGULATED ELECTRIC	0.1%
Southern Co./The, 2.15%, due 9/1/19		180,000	178,546

ELECTRIC—INTEGRATED	0.3%
Emera US Finance LP, 2.15%, due 6/15/19		424,000	421,334

FINANCIAL	0.7%
CREDIT CARD	0.1%
American Express Credit Corp., 2.375%, due 5/26/20 Series MTN		150,000	148,172

DIVERSIFIED FINANCIAL SERVICES	0.6%
Caterpillar Financial Services Corp., 1.85%, due 9/4/20 Series GMTN		100,000	97,601
General Motors Financial Co., Inc., 3.267%, (3 Month US LIBOR + 0.93%), due 4/13/20 (FRN)(c)		188,000	189,213
General Motors Financial Co., Inc., 3.889%, (3 Months US LIBOR + 1.55%), due 1/14/22 (FRN)(c)		100,000	102,008
General Motors Financial Co., Inc., 3.327%, (3 Month US LIBOR + 0.99%), due 1/5/23 (FRN)(c)		125,000	125,296
Morgan Stanley, 5.55% to 7/15/20, Series J(d),(e)		315,000	323,741

			837,859

TOTAL FINANCIAL			986,031

HEALTH CARE	0.2%
CVS Health Corp., 2.957%, (3 Month US LIBOR + 0.63%), due 3/9/20 (FRN)(c)		140,000	140,751
CVS Health Corp., 3.047%, (3 Month US LIBOR + 0.72%), due 3/9/21 (FRN)(c)		214,000	215,756

			356,507

INTEGRATED TELECOMMUNICATIONS SERVICES	0.4%
Verizon Communications, Inc., 3.45%, due 3/15/21		550,000	552,490

		Principal Amount	Value
PIPELINES	0.1%
Enterprise Products Operating LLC, 5.25%, due 1/31/20		$130,000	$133,480

REAL ESTATE	2.6%
DIVERSIFIED	0.4%
Select Income REIT, 3.60%, due 2/1/20		100,000	99,494
WEA Finance LLC, 2.70%, due 9/17/19 144A(b)		435,000	433,970

			533,464

FINANCE	0.5%
iStar, Inc., 6.50%, due 7/1/21		225,000	230,620
VEREIT Operating Partnership LP, 3.00%, due 2/6/19		500,000	499,980

			730,600

HEALTH CARE	0.8%
HCP, Inc., 2.625%, due 2/1/20		710,000	704,122
Sabra Health Care LP/Sabra Capital Corp., 5.375%, due 6/1/23		200,000	201,500
Senior Housing Properties Trust, 3.25%, due 5/1/19		200,000	199,945
Welltower, Inc., 4.125%, due 4/1/19		100,000	100,336

			1,205,903

RESIDENTIAL	0.2%
UDR, Inc., 3.70%, due 10/1/20		250,000	250,826

SPECIALTY	0.7%
Digital Realty Trust LP, 5.25%, due 3/15/21		500,000	517,937
Digital Realty Trust LP, 5.875%, due 2/1/20		100,000	102,584
Digital Realty Trust LP, 3.40%, due 10/1/20		500,000	500,706

			1,121,227

TOTAL REAL ESTATE			3,842,020

UTILITIES	0.6%
INTEGRATED ELECTRIC	0.3%
Mississippi Power Co, 3.031%, (3 Month US LIBOR + 0.65%), due 3/27/20 (FRN)(c)		80,000	80,010
Progress Energy, Inc., 4.875%, due 12/1/19		350,000	357,020

			437,030

REGULATED ELECTRIC	0.3%
WEC Energy Group, Inc., 3.375%, due 6/15/21		500,000	500,456

		Principal Amount	Value
TOTAL UTILITIES			$937,486

TOTAL UNITED STATES			7,407,894

TOTAL CORPORATE BONDS (Identified cost—$7,865,684)			7,816,208

U.S. TREASURY INFLATION-PROTECTED SECURITIES	1.9%
U.S. Treasury Inflation Indexed Bonds, 1.875%, due 7/15/19		$413,088	418,257
U.S. Treasury Inflation Indexed Bonds, 1.25%, due 7/15/20		1,328,871	1,344,345
U.S. Treasury Inflation Indexed Bonds, 1.375%, due 1/15/20		961,422	968,551

TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$2,762,843)			2,731,153

		Shares
SHORT-TERM INVESTMENTS	25.9%
MONEY MARKET FUNDS	2.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(h)		3,327,114	3,327,114

		Principal Amount
U.S. TREASURY BILLS	23.7%
U.S. Treasury Bills, 1.962%, due 10/18/18(i)		$2,523,000	2,520,663
U.S. Treasury Bills, 2.01%, due 11/8/18(i)		6,490,000	6,476,230
U.S. Treasury Bills, 2.026%, due 11/29/18(i)		3,218,000	3,206,852
U.S. Treasury Bills, 2.027%, due 11/29/18(i)		4,833,000	4,816,258
U.S. Treasury Bills, 2.072%, due 11/29/18(i)		1,614,000	1,608,409
U.S. Treasury Bills, 2.106%, due 1/17/19(i)		2,699,000	2,681,328
U.S. Treasury Bills, 2.156%, due 5/23/19(i),(j)		6,875,000	6,768,979
U.S. Treasury Bills, 2.157%, due 5/23/19(i),(j)		6,877,000	6,770,948

			34,849,667

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$38,197,992)			38,176,781

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$138,334,286)	100.4%		147,835,371
LIABILITIES IN EXCESS OF OTHER ASSETS(k)	(0.4)		(553,293)

NET ASSETS	100.0%		$147,282,078

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $5,962,227 or 4.0% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Variable rate. Rate shown is in effect at September 30, 2018.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,320,600 or 0.9% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Contingent Capital security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $613,270 or 0.4% of the net assets of the Fund.

(h)	Rate quoted represents the annualized seven-day yield.
(i)	The rate shown is the effective yield on the date of purchase.
(j)	All or a portion of this security has been pledged as collateral for futures contracts. $3,448,979 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(k)	Liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at September 30, 2018.

Country Summary	% of Net Assets
United States	66.1
Canada	5.2
Japan	5.1
United Kingdom	4.9
France	3.7
Hong Kong	2.9
Australia	1.8
Spain	1.1
Brazil	1.0
Germany	1.0
Italy	0.9
Norway	0.7
Netherlands	0.7
China	0.5
Cayman Islands	0.4
Switzerland	0.4
Luxembourg	0.3
Mexico	0.3
New Zealand	0.2
Singapore	0.2
Sweden	0.2
Russia	0.2
Austria	0.1
South Korea	0.1
Belgium	0.1
Other	1.9

100.0

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	31	November 19, 2018	$1,613,820	$1,603,475	$(10,345)
Aluminum HG LME	18	December 17, 2018	988,886	933,975	(54,911)
Brent Crude Oil(a)	7	October 31, 2018	510,554	579,110	68,556
Brent Crude Oil(a)	67	November 30, 2018	5,206,606	5,510,080	303,474
Coffee C	38	December 18, 2018	1,576,295	1,459,913	(116,382)
Copper	47	December 27, 2018	3,255,363	3,295,875	40,512
Corn	182	December 14, 2018	3,449,981	3,241,875	(208,106)
Cotton No. 2	1	December 6, 2018	38,714	38,185	(529)
Gasoline	11	October 31, 2018	875,817	963,593	87,776
Gold	30	December 27, 2018	3,730,320	3,588,600	(141,720)
KC Wheat	8	December 14, 2018	226,848	204,500	(22,348)
Lean Hogs(a)	50	December 14, 2018	1,102,230	1,158,500	56,270
Lean Hogs(a)	17	February 14, 2019	435,875	447,780	11,905
Light Sweet Crude Oil	55	October 22, 2018	3,685,401	4,028,750	343,349
Light Sweet Crude Oil	11	November 19, 2018	789,445	803,660	14,215
Live Cattle	17	December 31, 2018	798,925	808,180	9,255
Natural Gas	99	October 29, 2018	2,930,389	2,977,920	47,531
Natural Gas	18	December 27, 2018	534,923	570,420	35,497
Nickel LME	31	November 19, 2018	2,548,665	2,336,346	(212,319)
NY Harbor ULSD	5	October 31, 2018	450,191	493,185	42,994
NY Harbor ULSD	13	May 31, 2019	1,202,598	1,266,338	63,740
Platinum	9	January 29, 2019	362,167	370,080	7,913
Silver	16	December 27, 2018	1,233,230	1,176,960	(56,270)
Soybean	69	November 14, 2018	3,172,732	2,916,975	(255,757)
Soybean Oil	51	December 14, 2018	934,486	887,094	(47,392)
Sugar 11	51	February 28, 2019	698,398	639,744	(58,654)
Wheat	55	December 14, 2018	1,567,028	1,399,750	(167,278)
Zinc LME	15	November 19, 2018	955,039	992,250	37,211
Zinc LME	22	December 17, 2018	1,594,245	1,442,100	(152,145)
Zinc LME	13	December 16, 2019	916,631	831,025	(85,606)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
SHORT FUTURES OUTSTANDING
Aluminum HG LME	10	November 19, 2018	(512,069)	(517,250)	(5,181)
Aluminum HG LME	18	December 17, 2018	(1,047,795)	(933,975)	113,820
Brent Crude Oil(a)	15	April 30, 2019	(1,113,801)	(1,208,850)	(95,049)
Brent Crude Oil(a)	8	October 31, 2019	(567,735)	(626,240)	(58,505)
Cattle Feeder	14	January 31, 2019	(1,063,822)	(1,082,550)	(18,728)
Coffee Robusta	46	November 26, 2018	(752,954)	(714,840)	38,114
Light Sweet Crude Oil	11	November 20, 2019	(751,608)	(767,250)	(15,642)
Nickel LME	5	November 19, 2018	(387,450)	(376,830)	10,620
Soybean	14	November 14, 2019	(622,601)	(638,400)	(15,799)
Soybean Meal	9	December 14, 2018	(304,372)	(278,100)	26,272
Zinc LME	8	November 19, 2018	(484,988)	(529,200)	(44,212)
Zinc LME	35	December 17, 2018	(2,591,905)	(2,294,250)	297,655
Zinc LME	2	December 16, 2019	(125,762)	(127,850)	(2,088)

					$(188,287)

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
ULSD	Ultra Low Sulfur Diesel

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$91,477,212	$91,477,212	$—	$—
Preferred Securities—$25 Par Value	319,361	319,361	—	—
Preferred Securities—Capital Securities	7,314,656	—	7,314,656	—
Corporate Bonds	7,816,208	—	7,816,208	—
U.S. Treasury Inflation-Protected Securities	2,731,153	—	2,731,153	—
Short-Term Investments	38,176,781	—	38,176,781	—

Total Investments in Securities(a)	$147,835,371	$91,796,573	$56,038,798	$—

Futures Contracts	$1,656,679	$1,656,679	$—	$—

Total Derivative Assets(a)	$1,656,679	$1,656,679	$—	$—

Futures Contracts	$(1,844,966)	$(1,844,966)	$—	$—

Total Derivative Liabilities(a)	$(1,844,966)	$(1,844,966)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2. Derivative Instruments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, exchange traded options and interests therein.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

At September 30, 2018, the Fund did not have any forward foreign currency exchange contracts outstanding.

The following summarizes the volume of the Fund’s futures and forward foreign currency exchange contracts activity during the nine months ended September 30, 2018:

	Futures Contracts
Average Notional Balance—Long	$57,979,196
Average Notional Balance—Short	(15,999,116)
Ending Notional Balance—Long	46,966,238
Ending Notional Balance—Short	(10,095,585)

	Forward Foreign Currency Exchange Contracts
Average Amount Purchased	$811,943	(a)
Average Amount Sold	202,328	(b)
Ending Amount Purchased	—
Ending Amount Sold	—

(a)	Average for the period May 3, 2018 through July 3, 2018.
(b)	Average for the period May 30, 2018 through July 3, 2018.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 21, 2018